Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Cumulative Effect Period of Adoption Adjustment	Common shares	Treasury shares	Additional Paid-in capital	Accumulated other comprehensive loss	Retained earnings	Retained earnings Cumulative Effect Period of Adoption Adjustment	Total Textainer Group Holdings Limited shareholders' equity	Total Textainer Group Holdings Limited shareholders' equity Cumulative Effect Period of Adoption Adjustment	Noncontrolling interest	Noncontrolling interest Cumulative Effect Period of Adoption Adjustment
Beginning Balances at Dec. 31, 2018	$ 1,235,991		$ 581	$ (9,149)	$ 406,083	$ (436)	$ 809,734		$ 1,206,813		$ 29,178
Beginning Balances (in shares) at Dec. 31, 2018			58,032,164	(630,000)
Dividends paid to noncontrolling interest	(2,744)										(2,744)
Restricted share units vested (in shares)			34,721
Exercise of share options	93				93				93
Exercise of share options (in shares)			9,633
Share-based compensation expense	2,115				2,115				2,115
Comprehensive income (loss):
Net income attributable to Textainer Group Holdings Limited common shareholders	17,364						17,364		17,364
Net loss attributable to noncontrolling interest	(558)										(558)
Foreign currency translation adjustments	67					67			67
Total comprehensive income (loss)	16,873
Ending Balances at Jun. 30, 2019	1,252,328		$ 581	$ (9,149)	408,291	(369)	827,098		1,226,452		25,876
Ending Balances (in shares) at Jun. 30, 2019			58,076,518	(630,000)
Beginning Balances at Dec. 31, 2018	1,235,991		$ 581	$ (9,149)	406,083	(436)	809,734		1,206,813		29,178
Beginning Balances (in shares) at Dec. 31, 2018			58,032,164	(630,000)
Purchase of treasury shares	$ (8,597)
Purchase of treasury shares (in shares)	(878,637)
Ending Balances at Dec. 31, 2019	$ 1,285,645		$ 583	$ (17,746)	410,595	(511)	866,458		1,259,379		26,266
Ending Balances (ASU 2016-03) at Dec. 31, 2019		$ (892)						$ (885)		$ (885)		$ (7)
Ending Balances (in shares) at Dec. 31, 2019			58,326,555	(1,508,637)
Restricted share units vested			$ 1		(1)
Restricted share units vested (in shares)			62,629
Purchase of treasury shares	$ (29,082)			$ (29,082)					(29,082)
Purchase of treasury shares (in shares)	(3,581,237)			(3,581,237)
Share-based compensation expense	$ 2,145				2,145				2,145
Comprehensive income (loss):
Net income attributable to Textainer Group Holdings Limited common shareholders	11,610						11,610		11,610
Net loss attributable to noncontrolling interest	(421)										(421)
Change in derivative instruments designated as cash flow hedges	(13,251)					(13,251)			(13,251)
Reclassification of realized loss on derivative instruments designated as cash flow hedges	528					528			528
Foreign currency translation adjustments	(102)					(102)			(102)
Income tax benefit related to items of other comprehensive loss	132					132			132
Total comprehensive income (loss)	(1,504)
Ending Balances at Jun. 30, 2020	$ 1,256,312		$ 584	$ (46,828)	$ 412,739	$ (13,204)	$ 877,183		$ 1,230,474		$ 25,838
Ending Balances (in shares) at Jun. 30, 2020			58,389,184	(5,089,874)